Allowance for Losses on Loans - Loans Collectively and Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 106,829		$ 114,591		$ 116,741
Gross loans subject to general/specific reserve	9,823,270		8,882,920
Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	47,347		62,763		64,184
Gross loans subject to general/specific reserve	5,700,782
Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	6,680		6,742		8,407
Gross loans subject to general/specific reserve	200,508
Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	990		1,695		882
Gross loans subject to general/specific reserve	396,309
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	5,781		5,592		9,165
Gross loans subject to general/specific reserve	98,282
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	2,946		3,077		3,552
Gross loans subject to general/specific reserve	106,813
Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	5,304		4,248		3,816
Gross loans subject to general/specific reserve	1,129,437
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	8,960		7,548		5,595
Gross loans subject to general/specific reserve	1,186,551
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	24,980		16,527		16,614
Gross loans subject to general/specific reserve	657,580
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	902		928		1,002
Gross loans subject to general/specific reserve	149,527
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	2,939		3,227		$ 3,524
Gross loans subject to general/specific reserve	197,481
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	106,554		112,287
Gross loans subject to general/specific reserve	$ 8,963,453	[1]	$ 8,316,874	[2]
Ratio	1.20%		1.40%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 47,073		$ 62,067
Gross loans subject to general/specific reserve	$ 5,595,752	[1]	$ 5,487,331	[2]
Ratio	0.80%		1.10%
Loans Collectively Evaluated for Impairment | Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 6,680		$ 6,682
Gross loans subject to general/specific reserve	$ 124,679	[1]	$ 130,901	[2]
Ratio	5.40%		5.50%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 990		$ 1,695
Gross loans subject to general/specific reserve	$ 205,692	[1]	$ 385,464	[2]
Ratio	0.50%		0.50%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 5,781		$ 5,592
Gross loans subject to general/specific reserve	$ 72,602	[1]	$ 73,999	[2]
Ratio	8.00%		7.60%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 2,946		$ 3,077
Gross loans subject to general/specific reserve	$ 93,103	[1]	$ 95,684	[2]
Ratio	3.20%		3.20%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 5,304		$ 4,248
Gross loans subject to general/specific reserve	$ 1,062,194	[1]	$ 911,162	[2]
Ratio	0.50%		0.50%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 8,960		$ 7,548
Gross loans subject to general/specific reserve	$ 844,691	[1]	$ 563,534	[2]
Ratio	1.10%		1.40%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 24,980		$ 17,223
Gross loans subject to general/specific reserve	$ 643,577	[1]	$ 421,816	[2]
Ratio	3.90%		4.60%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 902		$ 928
Gross loans subject to general/specific reserve	$ 126,594	[1]	$ 114,393	[2]
Ratio	0.70%		0.90%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 2,938		$ 3,227
Gross loans subject to general/specific reserve	$ 194,569	[1]	$ 132,590	[2]
Ratio	1.50%		2.40%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 275		$ 60
Gross loans subject to general/specific reserve	$ 85,513	[1]	$ 134,736	[2]
Ratio	0.30%		0.00%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 275		$ 0
Gross loans subject to general/specific reserve	$ 51,718	[1]	$ 72,869	[2]
Ratio	0.50%		0.00%
Loans Individually Evaluated for Impairment | Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 60
Gross loans subject to general/specific reserve	$ 5,441	[1]	$ 9,159	[2]
Ratio	0.00%		0.70%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 0	[1]	$ 360	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 2,198	[1]	$ 3,833	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 10,824	[1]	$ 12,939	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 5,348	[1]	$ 6,124	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 8,826	[1]	$ 27,802	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 0	[1]	$ 0	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 1,072	[1]	$ 1,650	[2]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 86	[1]	$ 0	[2]
Ratio	0.00%		0.00%

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans
[2]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans